Shareholders Equity (USD $)	84 Months Ended
Mar. 31, 2014
Common Stock Shares
Common Stock issued for cash at $0.0001 per share on December 13, 2007	$ 15,000,000
Common Stock issued for debt at $0.0025 per share on December 13, 2007	600,000
Common Stock issued for mining property at $0.01 per share on January 10, 2008	2,000,000
Balance March 31, 2008	17,600,000
Deficit for 3 months ended March 31,2009	(38,246)
Balance March 31, 2009	17,600,000
Common Stock issued for Cash at $0.0025 per share on May 11, 2009	2,400,000
Common Stock issued for accounts payable-related party at $0.0025 per share on June 1, 2009	4,285,000
Common Stock issued for loan payable at $0.0025 per share on June 13, 2009	3,315,000
Common Stock issued for mining property at $0.0025 per share on June 15, 2009	2,500,060
September 2, 2009	17,000,000
Balance March 31, 2010	47,100,060
Balance March 31, 2011	47,100,060
Balance March 31, 2012	47,100,060
Balance March 31, 2013	47,100,060
Common Stock Amount
Common Stock issued for cash at $0.0001 per share on December 13, 2007	15,000
Common Stock issued for debt at $0.0025 per share on December 13, 2007	600
Common Stock issued for mining property at $0.01 per share on January 10, 2008	2,000
Balance March 31, 2008	17,600
Deficit for 3 months ended March 31,2009	(38,246)
Balance March 31, 2009	17,600
Common Stock issued for Cash at $0.0025 per share on May 11, 2009	2,400
Common Stock issued for accounts payable-related party at $0.0025 per share on June 1, 2009	4,285
Common Stock issued for loan payable at $0.0025 per share on June 13, 2009	3,315
Common Stock issued for mining property at $0.0025 per share on June 15, 2009	2,500
September 2, 2009	17,000
Balance March 31, 2010	47,100
Balance March 31, 2011	47,100
Balance March 31, 2012	47,100
Balance March 31, 2013	47,100
Additional Paid-In Capital
Common Stock issued for cash at $0.0001 per share on December 13, 2007	(13,500)
Common Stock issued for debt at $0.0025 per share on December 13, 2007	900
Common Stock issued for mining property at $0.01 per share on January 10, 2008	18,000
Balance March 31, 2008	5,400
Balance March 31, 2009	5,400
Common Stock issued for Cash at $0.0025 per share on May 11, 2009	3,600
Common Stock issued for accounts payable-related party at $0.0025 per share on June 1, 2009	6,428
Common Stock issued for loan payable at $0.0025 per share on June 13, 2009	4,972
Common Stock issued for mining property at $0.0025 per share on June 15, 2009	3,750
September 2, 2009	25,500
Balance March 31, 2010	49,650
Balance March 31, 2011	49,650
Balance March 31, 2012	49,650
Contributed Capital- Note 6	25,000
Balance March 31, 2013	74,650
Deficit Accumulated During the Development Stage
Deficit for Period from Inception on April 2, 2007 to March 31, 2008	(10,472)
Balance March 31, 2008	(10,472)
Balance March 31, 2009	(48,718)
Deficit for the year ended March 31, 2010	(74,388)
Balance March 31, 2010	(123,106)
Deficit for the year ended March 31, 2011	(7,803)
Balance March 31, 2011	(130,909)
Deficit for the year ended March 31, 2012	(26,606)
Balance March 31, 2012	(157,515)
Deficit for the year ended March 31, 2013	(17,132)
Balance March 31, 2013	(174,647)
Deficit for the year ended March 31, 2014	(13,620)
Stockholders' Equity
Common Stock issued for cash at $0.0001 per share on December 13, 2007	1,500
Common Stock issued for debt at $0.0025 per share on December 13, 2007	1,500
Common Stock issued for mining property at $0.01 per share on January 10, 2008	20,000
Deficit for Period from Inception on April 2, 2007 to March 31, 2008	(10,472)
Balance March 31, 2008	12,528
Balance March 31, 2009	(25,718)
Common Stock issued for Cash at $0.0025 per share on May 11, 2009	6,000
Common Stock issued for accounts payable-related party at $0.0025 per share on June 1, 2009	10,713
Common Stock issued for loan payable at $0.0025 per share on June 13, 2009	8,287
Common Stock issued for mining property at $0.0025 per share on June 15, 2009	6,250
September 2, 2009	42,500
Deficit for the year ended March 31, 2010	(74,388)
Balance March 31, 2010	(26,356)
Deficit for the year ended March 31, 2011	(7,803)
Balance March 31, 2011	(34,159)
Deficit for the year ended March 31, 2012	(26,606)
Balance March 31, 2012	(60,765)
Contributed Capital- Note 6	25,000
Deficit for the year ended March 31, 2013	(17,132)
Balance March 31, 2013	(52,897)
Deficit for the year ended March 31, 2014	$ (13,620)